Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Feb. 07, 2023	Mar. 03, 2023	Feb. 24, 2023
Subsequent Events (Details) [Line Items]
Dividend rate	8.00%
Dividend (in Dollars)	$ 800,000
Investment amount (in Dollars)			$ 2,000,000
Chief Financial Officer [Member] | Ownership [Member]
Subsequent Events (Details) [Line Items]
Ownership percentage	30.00%
Zhao Hui Deng [Member] | Ownership [Member]
Subsequent Events (Details) [Line Items]
Ownership percentage	70.00%
SDP [Member]
Subsequent Events (Details) [Line Items]
Pursuant to shareholders agreement, percenatge		60.00%
Bit Digital Singapore [Member]
Subsequent Events (Details) [Line Items]
Pursuant to shareholders agreement, percenatge		40.00%